Borrowings (Tables)	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
Summary Of Borrowings
Borrowings consisted of the following:

	As of December 31,
	2020	2021
Current
Short-term borrowings:
Bank loans	127,900	—

Current portion of long-term borrowings	45,000	—

Total current borrowings	172,900	—

Non-Current
Long-term borrowings:
Bank loans	845,000	1,575,106
Other loans	800,000	100,000

Total non-current borrowings	1,645,000	1,675,106

Total borrowings	1,817,900	1,675,106